Note 13 - Net Earnings Per Common Share - Reconciliation of the Denominator Used to Calculate Earnings Per Common Share (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2017	Jan. 01, 2016
Shares issued and outstanding at beginning of period (in shares)			35,842,611	35,939,011
Issued during the period (in shares)	203,725	72,023
Repurchased during the period (in shares)	(137,596)	(45,247)
Weighted average number of shares used in computing basic earnings per share (in shares)	35,908,740	35,965,787
Assumed exercise of stock options, net of shares assumed acquired under the Treasury Stock Method (in shares)	650,536	399,997
Number of shares used in computing diluted earnings per share (in shares)	36,559,276	36,365,784